Significant Acquisitions and Dispositions (Summary of Significant Assumptions Utilized in Estimates) (Details)	12 Months Ended
	Dec. 31, 2013 months	Dec. 31, 2012 months
Minimum [Member]
Fair Value Inputs, Discount Rate	6.49%	7.13%
Fair Value Inputs, Cap Rate	5.09%	5.75%
Lease-up period (months)	12	6
Minimum [Member] | Warehouse [Member]
Rental rate per square foot	2.90	2.75
Minimum [Member] | Medical Office [Member]
Rental rate per square foot	18.00	13.20
Maximum [Member]
Fair Value Inputs, Discount Rate	9.67%	10.78%
Fair Value Inputs, Cap Rate	7.67%	8.88%
Lease-up period (months)	24	36
Maximum [Member] | Warehouse [Member]
Rental rate per square foot	8.28	7.62
Maximum [Member] | Medical Office [Member]
Rental rate per square foot	18.00	26.14